Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
Inventories

The following table provides the components of Inventories:
	As of December 31,
(MILLIONS OF DOLLARS)	2014	2013
Finished goods	$1,905	$2,216
Work-in-process	3,248	3,445
Raw materials and supplies	510	505
Inventories	$5,663	$6,166
Noncurrent inventories not included above(a)	$425	$463

(a)	Included in Other noncurrent assets. There are no recoverability issues associated with these amounts.